Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northquest Capital Fund Inc
Entity Central Index Key	0001142728
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
NORTHQUEST CAPITAL FUND INC
Shareholder Report [Line Items]
Fund Name	NorthQuest Capital Fund, Inc.
Class Name	NorthQuest Capital Fund
Trading Symbol	NQCFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the NorthQuest Capital Fund, Inc. - NQCFX for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.NorthQuestFund.com. You can also request this information by contacting us at 1-800-239-9136.
Additional Information Phone Number	1-800-239-9136
Additional Information Email	www.NorthQuestFund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NorthQuest Capital Fund, Inc.	$148	1.40%

*Annualized

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

To the Shareholders of NorthQuest Capital Fund, Inc:

Our Fund began the year with a share price of $26.16 and ended the past twelve months at $28.57. The Fund’s total return for this period increased 10.86%. The Fund paid a $0.43675 per share distribution to all shareholders on December 29, 2025. The table below compares the 2025 performances of the Fund and the S&P 500 Total Return Index, which includes dividends reinvested.

Performance Comparison

The Fund and S&P 500 Total Return Index Year-To-Date

NorthQuest Capital Fund 10.86%

S&P 500 Total Return Index 17.88%

Portfolio Adjustments

During the second half of 2025 the Fund purchased 600 shares of GE Aerospace, Inc. (GE), 500 shares of Veeva System Inc. (VEEV), and 2400 shares of Vertiv Holdings LLC (VRT).

The Fund sold its remaining shares of EOG Resources Inc. (2200 shares), and Paccar Inc. (2600 shares). The decline in oil prices and the rising costs to extract oil caused the Fund to sell EOG. And PCAR was sold due to slowing truck sales. The profits from these sales were reinvested.

GE and VRT are new additions to our investment portfolio. GE is a global supplier of jet and turboprop engines and services, with an installed base of approximately 44,000 commercial and 26,000 military aircraft engines. VRT is a global leader in critical digital infrastructure that provides end-to-end power and cooling technology to data centers, communication networks, and commercial and industrial environments. These companies are vital to the U.S. economy with GE supporting our civil and military air transportation system and with VRT providing products and solutions to enhance the reliability of the electric power grid. Most importantly, GE and VRT are efficiently investing profits back into their businesses which should provide above average returns to our portfolio in the future.

Fund Performance and Strategy

The Fund underperformed the S&P500 Total Return Index for 2025. Our underperformance was due to less investment in technology equities and other related artificial intelligence companies. Just like last year, a select group of large technology stocks continued to soar in value. In contrast, our diverse portfolio of reasonably priced companies with solid financial health and operational strength enabled the Fund’s portfolio performance to rise steadily.

Please do not hesitate to call or write me if you have any comments or questions about this report. Thank you for investing with us.

Sincerely,

Peter J. Lencki, President

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years
NorthQuest Capital Fund, Inc.	10.86%	9.23%	12.91%
S&P 500 Index with dividends reinvested	17.88%	14.42%	14.81%

Net Assets	$ 9,381,458
Holdings Count | Holdings	22
Advisory Fees Paid, Amount	$ 89,273
Investment Company, Portfolio Turnover	11.83%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$9,381,458	22	11.83%	$89,273

Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings
Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the period ended December 31, 2025.
Updated Prospectus Phone Number	1-800-239-9136.
Updated Prospectus Email Address	www.NorthQuestFund.com